Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Summary of Segment Reporting Information
The following tables present financial information for the Company's reportable segments for the periods indicated:

	For the year ended December 31, 2024
	Global Seating	Global Electrical Systems	Trim Systems & Components	Total
Revenues	$314,682	$203,128	$205,545	$723,355
Cost of revenues	277,131	189,946	183,001	650,078
Gross profit	37,551	13,182	22,544	73,277
Selling, general & administrative expenses	29,977	17,742	14,242	61,961
Operating income (loss) [1]	7,574	(4,560)	8,302	11,316
Corporate and other unallocated costs [2]				12,074
Other (income) expense				(2,200)
Interest expense				9,174
Loss on extinguishment of debt				509
Loss before provision for income taxes				(8,241)

Capital expenditures, depreciation and restructuring:
Capital expenditures	$5,082	$5,421	$3,446
Depreciation expense	$5,186	$4,927	$3,279
Restructuring	$1,546	$3,745	$5,329

	For the year ended December 31, 2023
	Global Seating	Global Electrical Systems	Trim Systems & Components	Total
Revenues	$348,690	$242,390	$244,389	$835,469
Cost of revenues	305,539	202,745	205,911	714,195
Gross profit	43,151	39,645	38,478	121,274
Selling, general & administrative expenses	34,026	17,088	17,399	68,513
Operating income [1]	9,125	22,557	21,079	52,761
Corporate and other unallocated costs [2]				12,888
Other (income) expense				1,195
Interest expense				10,248
Income before provision for income taxes				28,430

Capital expenditures, depreciation and restructuring:
Capital expenditures	$8,067	$8,669	$1,891
Depreciation expense	$5,039	$4,181	$3,396
Restructuring	$131	$8	$678

	For the year ended December 31, 2022
	Global Seating	Global Electrical Systems	Trim Systems & Components	Total
Revenues	$358,826	$191,828	$231,929	$782,583
Cost of revenues	329,888	165,069	202,098	697,055
Gross profit	28,938	26,759	29,831	85,528
Selling, general & administrative expenses	28,433	9,376	11,755	49,564
Operating income (loss) [1]	505	17,383	18,076	35,964
Corporate and other unallocated costs [2]				11,143
Other (income) expense				10,463
Interest expense				9,159
Loss on extinguishment of debt				921
Income before provision for income taxes				4,278

Capital expenditures, depreciation and restructuring:
Capital expenditures	$10,004	$3,883	$4,982
Depreciation expense	$4,516	$3,704	$4,075
Restructuring	$2,458	$674	$202
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Summary of Revenue and Long-Lived Assets for Each of Geographic Areas
The following table presents revenues and long-lived assets for the geographic areas in which we operate:

	Years Ended December 31,
	2024		2023		2022
	Revenues	Long-lived Assets	Revenues	Long-lived Assets	Revenues	Long-lived Assets
United States	$504,455	$65,957	$596,620	$67,727	$550,783	$65,279
Czech Republic	93,106	6,679	102,786	8,583	88,295	6,565
All other countries	125,794	26,253	136,063	23,983	143,505	17,835
	$723,355	$98,889	$835,469	$100,293	$782,583	$89,679

Summary of Revenue Concentration by Customer	The following table presents revenue from the above mentioned customer as a percentage of total revenue:

		Years Ended December 31,
Customer	Primary Segment	2024	2023	2022
Customer A	Global Seats and Trim Systems & Components	13%	13%	13%
Customer B	Trim Systems & Components	11%	10%	16%